SHARE CAPITAL (Narrative) (Details)																			1 Months Ended					12 Months Ended
	Dec. 22, 2023 CAD ($) $ / shares $ / Shares shares	Jul. 14, 2023	Mar. 10, 2023 CAD ($) shares	Feb. 16, 2023 Shares Year $ / shares	Dec. 02, 2022 CAD ($) $ / shares $ / Shares shares	Dec. 01, 2022 CAD ($) Shares Year $ / shares shares	Sep. 06, 2022 shares Year $ / shares	Apr. 27, 2022 CAD ($)	Apr. 11, 2022 CAD ($) $ / shares shares	Apr. 11, 2022 USD ($) shares	Feb. 11, 2022 CAD ($)	Apr. 28, 2021 CAD ($) $ / shares shares	Apr. 23, 2021 CAD ($) $ / shares shares	Apr. 06, 2021 CAD ($) $ / shares shares	Feb. 03, 2021 shares	Jan. 28, 2021 shares	Jan. 06, 2021 CAD ($) $ / shares shares	Nov. 02, 2020 CAD ($) $ / shares shares	Nov. 23, 2022 Shares	Sep. 30, 2022 CAD ($) $ / shares shares	Aug. 30, 2022 CAD ($) Year $ / shares $ / Shares shares	Jun. 15, 2021	Mar. 17, 2021 CAD ($) Year $ / shares $ / Shares shares	Sep. 30, 2023 CAD ($) shares Shares $ / shares	Sep. 30, 2022 CAD ($) shares $ / shares	Sep. 30, 2021 CAD ($) $ / shares	Feb. 04, 2022 CAD ($)
Disclosure of classes of share capital [line items]
Description of issued and outstanding common shares		On July 14, 2023, the Directors of the Company approved the consolidation of the Company's issued and outstanding common shares on a 5:1 basis.
Shares issued to a consultant | $																									$ 27,250
Number of units issued																					571,600		683,977
Units issued, price per unit | $ / Shares																					7		37.85
Gross proceeds from units issued | $																					$ 4,001,200		$ 25,888,514
Exercise price, warrants granted | $ / shares																					$ 8.8		$ 47.3
Underwriters fees paid | $																					$ 280,084		$ 916,317
Underwriters expenses | $																					176,065
Share issue costs | $																					84,585
Minimum daily volume weighted average trading share price on the CSE | $ / shares																							$ 66.25
Shares issued to the University (shares)												12,600
Shares issued to the University | $												$ 368,550														$ 368,550
Shares issued price per share | $ / shares												$ 29.25
Proceeds from share subscriptions | $																							$ 33,684
Karl Deisseroth Agreement [Member]
Disclosure of classes of share capital [line items]
Deisseroth monthly fee | $										$ 4,166.66
Shares issued to a consultant (shares)									5,000	5,000
Shares issued to a consultant | $									$ 27,250
Shares issued price per share | $ / shares									$ 5.45
Escrow Agreement [Member]
Disclosure of classes of share capital [line items]
Number of common shares deposited to be held in escrow																570,560								144,024
Number of warrants deposited to be held in escrow																389,600
Aggregate securities deposited to be held in escrow																960,160
Escrowed securities to be released once shares are listed on Canadian Stock Exchange																96,016
Escrowed securities to be released after listing date																144,024
Subsequent events [Member]
Disclosure of classes of share capital [line items]
Warrants issued, price per warrant | $ / shares	$ 1.7
Number of units issued	661,765
Units issued, price per unit | $ / Shares	1.36
Gross proceeds from warrants exercised | $	$ 900,000
Chief Medical Officer [Member]
Disclosure of classes of share capital [line items]
Number of options granted | Shares						60,000
Weighted average exercise price of options granted | $ / shares						$ 8.25
Exercise price, share options granted | $ / shares						8.25
Share price, stock options granted | $ / shares						$ 7.75
Option life, stock options granted | Year						5
Volatility rate, stock options granted						141.61%
Discount rate, stock options granted						3.05%
Chief Medical Officer [Member] | On the first anniversary of the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage						25.00%
Chief Medical Officer [Member] | On the second anniversary of the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage						25.00%
Chief Medical Officer [Member] | On the third anniversary of the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage						25.00%
Chief Medical Officer [Member] | On the fourth anniversary of the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage						25.00%
Advisor [Member]
Disclosure of classes of share capital [line items]
Underwriters fees paid | $																					$ 259,245
Consultant [Member]
Disclosure of classes of share capital [line items]
Number of options cancelled | Shares						16,000
Options were cancelled on retirement						16,000
Consultant [Member] | Debt Settlement Agreement [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during period																	2,960
Debt settled through issuance of shares | $																	$ 18,500
Shares issued price per share | $ / shares																	$ 6.25
Three Investors [Member]
Disclosure of classes of share capital [line items]
Proceeds from issue of ordinary shares | $														$ 13,333,333
Contingent cash fee | $														$ 600,000
Percentage of equity proceeds received from three investors														4.50%
Director and Consultant [Member]
Disclosure of classes of share capital [line items]
Number of options granted | Shares				47,000
Weighted average exercise price of options granted | $ / shares				$ 5.25
Exercise price, share options granted | $ / shares				5.25
Share price, stock options granted | $ / shares				$ 4.85
Option life, stock options granted | Year				5
Volatility rate, stock options granted				135.92%
Discount rate, stock options granted				3.45%
Director and Consultant [Member] | On the first anniversary of the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage				25.00%
Director and Consultant [Member] | On the second anniversary of the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage				25.00%
Director and Consultant [Member] | On the third anniversary of the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage				25.00%
Director and Consultant [Member] | On the fourth anniversary of the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage				25.00%
Warrants [Member]
Disclosure of classes of share capital [line items]
Issued - compensation warrants																									45,040
Proceeds from issue of ordinary shares | $																								$ 253,440
Number of warrants, Issued					133,200																26,808			194,800	616,640
Warrants issued, price per warrant | $ / shares					$ 6.245
Number of units issued					194,800
Units issued, price per unit | $ / Shares					6.25
Exercise price, warrants granted | $ / shares																					$ 7
Average exercise price of warrants issued | $ / shares																								$ 6.75	$ 8.8
Warrants exercise price | $ / shares																				$ 23.89				$ 21.12	$ 23.89	$ 21.75
Number of warrants exercised																								28,800	575,000
Warrants exercised (shares)																								28,800	529,960
Gross proceeds from warrants exercised | $																									$ 1,653,170
Weighted average remaining contractual life of outstanding warrants																								9 months 18 days	1 year 8 months 19 days
Threshold percentage of warrants																						4.99%
Aggregate gross proceeds | $					$ 2,049,334
Description of warrants					Each PFW is exercisable into one Unit at an exercise price of $0.005 per Unit on the date that is the earlier of (a) the date the holder thereof elects to exercise the PFWs and pays the exercise price, and (b) December 2, 2024. Each Unit is comprised of one common share and one common share purchase warrant ("Warrant") of the Company. Each Warrant is exercisable to acquire one common share of the Company at an exercise price of $6.75 per share until December 2, 2024.
Fair value of pre-funded warrants | $					$ 831,834
Warrants [Member] | Warrant exercise price one [Member]
Disclosure of classes of share capital [line items]
Exercise price of warrants exercised | $ / shares																									$ 0.25
Warrants [Member] | Warrant exercise price two [Member]
Disclosure of classes of share capital [line items]
Exercise price of warrants exercised | $ / shares																									8.8
Warrants [Member] | Warrant exercise price three [Member]
Disclosure of classes of share capital [line items]
Exercise price of warrants exercised | $ / shares																									$ 47.3
Compensation warrants [Member]
Disclosure of classes of share capital [line items]
Compensation warrant exercise proceeds | $																				$ 315,277
Reserves to share capital | $																				$ 531,000
Number of warrants, Issued														1,761							45,040
Exercise price, warrants granted | $ / shares														$ 37.85							$ 7
Number of warrants exercised																				45,040
Term of warrant														5 years
Fair value of share purchase warrants																					315,000
Share price, warrants granted | $ / shares																					$ 14.65
Estimated life, warrants granted | Year																					2
Expected volatility, warrants granted																					147.31%
Discount rate, warrants granted																					3.63%
Compensation warrants [Member] | Advisor [Member]
Disclosure of classes of share capital [line items]
Number of warrants, Issued																					18,232
Exercise price, warrants granted | $ / shares																					$ 7
Compensation warrants [Member] | Underwriters [Member]
Disclosure of classes of share capital [line items]
Number of warrants, Issued																							26,533
Exercise price, warrants granted | $ / shares																							$ 37.85
Warrant ascribed value | $																							$ 521,000
Fair value of share purchase warrants																							521,000
Share price, warrants granted | $ / shares																							$ 33.25
Estimated life, warrants granted | Year																							3
Expected volatility, warrants granted																							100.00%
Discount rate, warrants granted																							0.35%
Second tranche of a non-brokered private placement [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during period																		325,828
Proceeds from issue of ordinary shares | $																		$ 2,036,422
Shares issued price per share | $ / shares																		$ 6.25
Special Warrants [Member]
Disclosure of classes of share capital [line items]
Number of shares issued															3,200
Number of warrants deemed to be exercised															3,200
Escrowed share purchase warrants [Member]
Disclosure of classes of share capital [line items]
Number of warrants exercised													389,600
Exercise price of warrants exercised | $ / shares													$ 0.25
Gross proceeds from warrants exercised | $													$ 97,400
Stock Options [Member]
Disclosure of classes of share capital [line items]
Percentage of outstanding shares authorized under stock option plan																								10.00%
Number of options granted																								107,000	16,000
Weighted average exercise price of options granted | $ / shares																								$ 6.93	$ 12.3
Number of options cancelled																								78,000	38,000
Weighted average remaining contractual life of outstanding share options																								3 years 3 months 10 days	3 years 4 months 20 days
Stock Options [Member] | Director [Member]
Disclosure of classes of share capital [line items]
Weighted average exercise price of options granted | $ / shares							$ 12.3
Stock Options [Member] | Director [Member]
Disclosure of classes of share capital [line items]
Number of options granted							16,000
Exercise price, share options granted | $ / shares							$ 12.3
Share price, stock options granted | $ / shares							$ 12
Option life, stock options granted | Year							5
Volatility rate, stock options granted							147.31%
Discount rate, stock options granted							3.33%
Number of options cancelled | Shares																								16,000
Stock Options [Member] | Director [Member] | On the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage							25.00%
Stock Options [Member] | Director [Member] | On the first anniversary of the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage							25.00%
Stock Options [Member] | Director [Member] | On the second anniversary of the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage							25.00%
Stock Options [Member] | Director [Member] | On the third anniversary of the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage							25.00%
Stock Options [Member] | Former Chief Medical Officer [Member]
Disclosure of classes of share capital [line items]
Number of options cancelled | Shares																								30,000
Restricted Share Units [Member]
Disclosure of classes of share capital [line items]
Reserves to share capital | $			$ 232,500
Warrants exercised (shares)			30,000
Percentage of outstanding shares authorized under stock option plan																								10.00%
Issuance of RSU | $											$ 7,000																$ 5,000
Estimated fair value of equity settled RSUs granted | $						$ 1,705,000					$ 181,250
Number of other equity instruments forfeited in share-based payment arrangement																								76,000
Remaining life (Years) of RSUs																								4 years 25 days	3 years 4 months 17 days
Number of shares exercised																								30,000
Restricted Share Units [Member] | Director [Member]
Disclosure of classes of share capital [line items]
Issuance of RSU | $						$ 220,000		$ 20,000
Estimated fair value of equity settled RSUs granted | $								$ 127,000
Restricted Share Units [Member] | Director [Member] | On the date of grant [Member]
Disclosure of classes of share capital [line items]
Vesting percentage								25.00%
Restricted Share Units [Member] | Director [Member] | Each on April 27, 2024, 2025 and 2026 [Member]
Disclosure of classes of share capital [line items]
Vesting percentage								25.00%
Restricted Share Units [Member] | Former Chief Medical Officer [Member]
Disclosure of classes of share capital [line items]
Number of other equity instruments forfeited in share-based payment arrangement | Shares																			76,000